6. Other Income	12 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Other Income
	2019 $	2018 $	2017 $

Proceeds from RTO activities	165,000	-	-
Interest income	152	1,524	7,777
	165,152	1,524	7,777